Accounting policies and method of measurement (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivatives
Assets:
Financial assets, gross	R$ 20,904,663	R$ 18,667,611	R$ 17,262,888
Financial assets offset in the balance sheet, gross	(458,929)	(304,165)	0
Financial assets offset in the balance sheet, net	20,445,734	18,363,446	17,262,888
Liabilities:
Financial liabilities, gross	22,888,906	18,771,000	16,677,486
Financial liabilities offset in the balance sheet, gross	(458,929)	(304,165)	0
Financial liabilities offset in the balance sheet, net	22,429,977	18,466,835	16,677,486
Repurchase agreements
Assets:
Financial assets, gross	28,717,976	44,836,491	34,505,671
Financial assets offset in the balance sheet, gross	0	0	0
Financial assets offset in the balance sheet, net	28,717,976	44,836,491	34,505,671
Liabilities:
Financial liabilities, gross	103,124,238	101,647,013	97,421,579
Financial liabilities offset in the balance sheet, gross	0	0	0
Financial liabilities offset in the balance sheet, net	R$ 103,124,238	R$ 101,647,013	R$ 97,421,579